Income Tax (Expense)/ Benefit	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Tax (Expense)/ Benefit

11.	INCOME TAX (EXPENSE)/ BENEFIT
In December 2023, the Financial Accounting Standards Board issued the ASU 2023-09, Improvements to Income Tax Disclosures. Golar adopted ASU 2023-09 effective January 1, 2025.
The components of income tax (expense)/benefit are as follows:

	Year ended December 31,
(in thousands of $)	2025	2024	2023
Current tax expense	(3,620)	(718)	(521)
Deferred tax (expense)/benefit	(687)	736	(1,349)
Total income tax benefit/(expense)	(4,307)	18	(1,870)
Golar is a Bermuda registered entity. The Group's income taxes for the years ended December 31, 2025, 2024 and 2023 differed from the amounts that would have been computed by applying the Bermuda statutory income tax rate of 0% as follows:

	Year ended December 31,
(in thousands of $)	2025	2024	2023
Effect of Bermuda (Domestic) income tax rate	—	—	—
Effect of movement in deferred tax and prior period adjustment	(687)	736	(1,349)
Effect of prior periods adjustment in current tax	(80)	(108)	189
Effect of taxable income in foreign tax jurisdictions	(3,540)	(610)	(710)
Total income tax (expense)/benefit	(4,307)	18	(1,870)

The table below presents income tax (expense)/benefit disaggregated by jurisdiction for the years ended December 31, 2025, 2024 and 2023.

	Year ended December 31,
(in thousands of $)	2025	2024	2023
Domestic income tax expense	—	—	—
Mixed Tax Unit (1)	(2,709)	—	—
UK	(797)	469	(1,592)
Norway	(298)	(331)	(349)
Italy	(435)	—	—
Croatia	(59)	(105)	75
Others	(9)	(15)	(4)
Foreign income tax (expense)/benefit	(4,307)	18	(1,870)
Total income tax (expense)/benefit(2)	(4,307)	18	(1,870)
(1) Senegal and Mauritania are considered a single tax jurisdiction due to the joint tax administration established for the GTA Project (the "Mixed Tax Unit"). The Mixed Tax Unit provides a unified tax and customs regime for the GTA Project that prevails over the domestic tax rules of each jurisdiction.
Net income from continuing operations before tax and income tax disaggregation
Net income from continuing operations before income tax expense/(benefit) and the related tax expense/(benefit) are disaggregated as follows:

(in thousands of $)	Year ended December 31,
	2025	2024	2023
(Loss)/income before income tax expense/(benefit):
Domestic(2)	(55,989)	20,357	(42,332)
Foreign	172,872	60,418	41,059
Income/(loss) before tax	116,883	80,775	(1,273)

Income tax expense/(benefit):
Domestic	—	—	—
State and federal	—	—	—
Foreign	4,307	(18)	1,870
Total income tax expense/(benefit)	4,307	(18)	1,870
(2) Domestic losses for the years ended December 31, 2023 and 2025 relate primarily to: (i) realized MTM losses associated with our previous equity holding in NFE in 2023 (note 9) and (ii) increased corporate debt interest expense following issuance of the $575 million Convertible Bonds in June 2025 and the 2025 Senior Unsecured Notes in Oct (note 19).
Effective Income Tax Rate ("ETR") reconciliation
The income taxes for the years ended December 31, 2025, 2024, and 2023 differed from the amounts that would have been computed by applying the Bermuda statutory income tax rate of 0% as follows:

(in thousands of $)
Category	Year ended December 31, 2025	ETR %	Year ended December 31, 2024	ETR %	Year ended December 31, 2023	ETR %
Tax computed at the Bermuda statutory rate (0%)	—	—%	—	—%	—	—%
Foreign taxes at statutory rates other than Bermuda’s statutory rate(3):
Mixed Tax Unit	2,709	2.3%	—	—%	—	—%
UK	797	0.7%	(469)	(0.6)%	1,592	—%
Norway	298	0.3%	331	0.4%	349	—%
Italy	435	0.4%	—	—%	—	—%
Croatia	59	0.1%	105	0.1%	(75)	—%
Others	9	—%	15	—%	4	—%
Total income tax benefit/(expense)	4,307	3.7%	(18)	—%	1,870	—%
Effective Tax Rate		3.7%		—%		—%
(3) Foreign tax effects represent income taxes incurred in jurisdictions where the Group operates that have statutory tax rates different from the Bermuda statutory income tax rate of 0%.

Deferred taxes

The tax effects in the effective tax rate arise primarily from our taxable income from operations in the UK, Norway, the Mixed Tax Unit, Croatia and Italy.

Deferred income taxes reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes and pensions.

For the years ended December 31, 2025, 2024 and 2023, the deferred taxes related to our defined benefit pension plan were presented under “(Losses)/gains associated with pensions, net of tax” in the consolidated statement of comprehensive income, amounting to $0.6 million expense, $0.3 million benefit and $1.4 million expense, respectively.

As of December 31, 2025, we have a deferred tax asset of $0.2 million (2024: $0.1 million).

Income Taxes Paid

For the years ended December 31, 2025, 2024 and 2023, we did not pay any U.S. federal or state income taxes. Income taxes paid (net of refunds received) to individual foreign jurisdictions that were equal to or greater than 5% of total income taxes paid are as follows:

(in thousands of $)	Year ended December 31,
Category	2025	2024	2023
Mixed Tax Unit (4)	2,377	—	—
UK	271	303	148
Norway	333	326	186
Italy	250	—	—
Croatia	231	138	497
Others(5)	—	3	26
	3,462	770	857
(4) Pursuant to the FLNG Gimi LOA, bp will indemnify us for taxes incurred in connection with the GTA Project, throughout the duration of the contract.
(5) Others comprise of jurisdictions that are each below the 5% disclosure threshold and therefore are not separately disaggregated.

Jurisdictions Open to Examinations

The earliest tax years that remain subject to examination by the major taxable jurisdictions in which we operate are as follows: 2024 (UK), 2023 (Cameroon, Italy, Brazil and the US) and 2021 (Croatia, Norway and the Mixed Tax Unit).